United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                    Quarterly Schedule of Portfolio Holdings
                  of Registered Management Investment Companies




                                    811-4577

                      (Investment Company Act File Number)


                        Federated Income Securities Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                             (Registrant's Telephone
                                     Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 10/31/05
                                    --------


                 Date of Reporting Period: Quarter ended 7/31/05
                              ---------------------







Item 1.           Schedule of Investments


Federated Muni And Stock Advantage Fund
Portfolio of Investments
July 31, 2005 (unaudited)

       Shares or
     Principal Amount                                                                     Credit
                                                                                          Rating                  Value

                         COMMON STOCKS--36.3%
                          Consumer Discretionary--4.7%
         45,100          Dana Corp.                                                                      $      708,521
         5,700           Electrolux AB, ADR, Class B                                                            255,787
         29,800          General Motors Corp.                                                                  1,097,236
         33,300          Hasbro, Inc.                                                                           730,602
         15,800          La-Z Boy Chair Co.                                                                     211,246
         84,500          Limited, Inc.                                                                         2,060,110
         37,500          Mattel, Inc.                                                                           699,375
         50,200          May Department Stores Co.                                                             2,060,710
        117,200          McDonald's Corp.                                                                      3,653,124
         67,310          Newell Rubbermaid, Inc.                                                               1,673,999
         22,300          Nissan Motor Co. Ltd., ADR                                                             464,063
        167,100          Pearson PLC, ADR                                                                      2,015,226
         11,500          Regal Entertainment Group                                                              222,065
         8,200           Superior Industries International, Inc.                                                191,388
         25,700          Tupperware Corp.                                                                       548,181
         11,800          Valeo SA, ADR                                                                          250,455
         9,500           Whirlpool Corp.                                                                        759,810
                              TOTAL                                                                           17,601,898
                         Consumer Staples--4.0%
         97,300          Albertsons, Inc.                                                                      2,073,463
         62,700          Altria Group, Inc.                                                                    4,198,392
         54,400          Coca-Cola Co.                                                                         2,380,544
         9,700           Colgate-Palmolive Co.                                                                  513,518
         15,800          Kimberly-Clark Corp.                                                                  1,007,408
         82,800          Loews Corp. - Carolina Group                                                          3,223,404
         34,600          Sara Lee Corp.                                                                         689,578
         25,500          Unilever PLC, ADR                                                                      995,265
                              TOTAL                                                                           15,081,572
                         Energy--3.7%
         16,800          BP PLC, ADR                                                                           1,106,784
         35,200          Chevron Corp.                                                                         2,041,952
         37,100          Exxon Mobil Corp.                                                                     2,179,625
         17,400          Kinder Morgan, Inc.                                                                   1,546,164
         15,200          Norsk Hydro A.S., ADR                                                                 1,440,048
         72,800          Royal Dutch Shell PLC                                                                 4,461,184
         9,100           Total  SA, ADR, Class B                                                               1,137,500
                              TOTAL                                                                           13,913,257
                         Financials--10.9%
         11,700          Ace, Ltd.                                                                              540,657
         22,700          BB&T Corp.                                                                             949,314
         30,900          Bank of America Corp.                                                                 1,347,240
        114,800          Bank of New York Co., Inc.                                                            3,533,544
         35,800          Barclays PLC, ADR                                                                     1,414,458
         6,200           Capital Federal Financial                                                              223,200
        124,500          Citigroup, Inc.                                                                       5,415,750
         21,500          Federal Home Loan Mortgage Corp.                                                      1,360,520
         13,700          Federal National Mortgage Association                                                  765,282
         12,500          Gallagher (Arthur J.) & Co.                                                            348,625
         42,900          J.P. Morgan Chase & Co.                                                               1,507,506
         28,000          Jefferson-Pilot Corp.                                                                 1,404,760
         53,900          Lloyds TSB Group PLC, ADR                                                             1,840,146
         34,500          MBNA Corp.                                                                             868,020
         5,000           Marsh & McLennan Cos., Inc.                                                            144,850
         23,300          Mellon Financial Corp.                                                                 709,718
         43,800          Morgan Stanley                                                                        2,323,590
         46,900          Nationwide Financial Services, Inc., Class A                                          1,856,302
         48,100          New York Community Bancorp, Inc.                                                       883,116
         5,500           PartnerRe Ltd.                                                                         356,510
         18,600          Regions Financial Corp.                                                                625,704
         16,800          RenaissanceRe Holdings Ltd.                                                            754,992
         66,400          Sun Life Financial Services of Canada                                                 2,390,400
         15,000          UBS AG - U.S. issue                                                                   1,229,400
         45,900          U.S. Bancorp                                                                          1,379,754
         40,200          Wachovia Corp.                                                                        2,025,276
         7,950           Washington Mutual, Inc.                                                                337,716
         57,700          Wells Fargo & Co.                                                                     3,539,318
         12,400          XL Capital Ltd., Class A                                                               890,568
                              TOTAL                                                                           40,966,236
                         Healthcare--2.2%
         23,300          Abbott Laboratories                                                                   1,086,479
         37,600          Bristol-Myers Squibb Co.                                                               939,248
         30,700          GlaxoSmithKline PLC, ADR                                                              1,456,408
         10,200          Johnson & Johnson                                                                      652,392
         81,100          Pfizer, Inc.                                                                          2,149,150
         46,800          Wyeth                                                                                 2,141,100
                              TOTAL                                                                            8,424,777
                         Industrials--2.0%
         75,500          BAE Systems PLC, ADR                                                                  1,632,687
        105,300          General Electric Co.                                                                  3,632,850
         12,800          Lockheed Martin Corp.                                                                  798,720
         23,000          Quebecor World, Inc.                                                                   437,000
         18,100          TNT NV, ADR                                                                            461,007
         3,600           Union Pacific Corp.                                                                    253,116
         7,990           Waste Management, Inc.                                                                 224,678
         7,000           York International Corp.                                                               299,110
                              TOTAL                                                                            7,739,168
                          Information Technology--0.1%
         15,000          Nokia Oyj, ADR, Class A                                                                239,250
                         Materials--2.6%
         8,100           Air Products & Chemicals, Inc.                                                         484,056
         19,600          Ciba Specialty Chemical AG, ADR                                                        586,628
         26,950          Du Pont (E.I.) de Nemours & Co.                                                       1,150,226
         20,900          Georgia-Pacific Corp.                                                                  713,735
         17,400          Hanson PLC, ADR                                                                        874,350
         22,900          POSCO, ADR                                                                            1,142,710
         8,100           Rio Tinto PLC, ADR                                                                    1,074,465
         14,600          Rohm & Haas Co.                                                                        672,476
         20,300          Southern Peru Copper Corp.                                                            1,039,360
         43,500          UPM - Kymmene OY, ADR                                                                  843,900
         61,800          Worthington Industries, Inc.                                                          1,092,624
                              TOTAL                                                                            9,674,530
                        Telecommunication Services--3.0%
         41,500          AT&T Corp.                                                                             821,700
         20,600          BCE, Inc.                                                                              497,696
         52,500          BellSouth Corp.                                                                       1,449,000
         21,100          Magyar Telekom, ADR                                                                    470,530
        141,500          SBC Communications, Inc.                                                              3,459,675
         46,800          TDC A/S, ADR                                                                          1,053,000
         12,600          Telefonos de Mexico, Class L, ADR                                                      242,802
         88,100          Telstra Corp. Ltd., ADR                                                               1,696,806
         15,100          Verizon Communications                                                                 516,873
         40,700          Vodafone Group PLC, ADR                                                               1,051,281
                              TOTAL                                                                           11,259,363
                         Utilities--3.1%
         31,000          DPL, Inc.                                                                              855,600
         37,600          Duke Energy Corp.                                                                     1,110,704
         52,800          Edison International                                                                  2,158,464
         22,300          Enel SPA, ADR                                                                          956,670
         7,800           Energias de Portugal SA, ADR                                                           208,260
         12,100          Equitable Resources, Inc.                                                              859,705
         43,700          Exelon Corp.                                                                          2,338,824
         25,600          ONEOK, Inc.                                                                            894,720
         16,100          Progress Energy, Inc.                                                                  718,221
         57,800          Scottish & Southern Energy PLC, ADR                                                    996,252
         20,200          United Utilities PLC, ADR                                                              462,580
                              TOTAL                                                                           11,560,000
                              TOTAL COMMON STOCKS (IDENTIFIED COST $125,306,690)                              136,460,051

                         MUNICIPAL BONDS--57.2%
                         Alabama--0.9%
 $     1,000,000         Alabama State Board of Education, (John C. Calhoun
                         Community College), Revenue Bonds (Series 2002A), 5.250%,
                         (FGIC INS), 05/01/2023                                         AAA / Aaa              1,093,740
       1,000,000         Mobile, AL Water & Sewer Commissioners, Water & Sewer
                         Revenue Bonds, 5.250%, (FGIC INS), 01/01/2020                  AAA / Aaa              1,080,730
       1,370,000         Montgomery, AL BMC Special Care Facilities Finance
                         Authority, (Baptist Health), Revenue Refunding Bonds
                         (Series 2004-C), 5.125%, 11/15/2024                           BBB / Baa1              1,408,661
                              TOTAL                                                                            3,583,131
                         Alaska--0.6%
       1,000,000         Alaska Municipal Bond Bank, Revenue Bonds (Series 2003E),
                         5.250%, (MBIA Insurance Corp. INS), 12/01/2022                 AAA / Aaa              1,099,750
       1,000,000         Alaska Municipal Bond Bank, Revenue Bonds, 5.250%, (MBIA
                         Insurance Corp. INS), 12/01/2022                               AAA / Aaa              1,078,640
                              TOTAL                                                                            2,178,390
                         Arizona--1.0%
       1,000,000         Glendale, AZ IDA, (John C. Lincoln Health Network),
                         Hospital Revenue Refunding Bonds (Series 2005), 5.000%,
                         12/01/2035                                                     BBB / NR               1,005,150
       2,000,000         Maricopa County, AZ Unified School District No. 210, UT GO
                         School Improvement Bonds (Series A), 5.000%, 07/01/2020,
                         (FSA INS)                                                      AAA / Aaa              2,148,000
        850,000          Tempe, AZ IDA, (Friendship Village of Tempe), Senior
                         Living Refunding Revenue Bonds (Series 2004A), 5.375%,
                         12/01/2013                                                        NR                   863,864
                              TOTAL                                                                            4,017,014
                         Arkansas--0.6%
       1,000,000         Independence County, AR, (Entergy Arkansas, Inc.), PCR
                         Refunding Bonds (Series 2005), 5.000%, 01/01/2021              A- / Baa1              1,021,160
       1,000,000         University of Arkansas, Revenue Bonds (Series 2004B),
                         5.000%, (MBIA Insurance Corp. INS), 11/01/2026                 NR / Aaa               1,064,320
                              TOTAL                                                                            2,085,480
                         California--4.9%
       2,000,000         California Educational Facilities Authority, (California
                         College of the Arts), Revenue Bonds (Series 2005), 5.000%,
                         06/01/2035                                                    BBB- / Baa3             2,005,260
        570,000          California Health Facilities Financing Authority, 4.95%
                         TOBs (Catholic Healthcare West), Health Facility Revenue
                         Bonds (Series 2004I), Mandatory Tender 7/1/2014, Maturity
                         7/1/2026                                                       A- / Baa1               599,999
        315,000          California State, UT GO Bonds, 5.250%, 02/01/2019               A / A2                 341,460
        150,000          California State, UT GO Bonds, 5.250%, 02/01/2020               A / A2                 162,607
       1,500,000         California State, Various Purpose UT GO Bonds, 5.125%,
                         11/01/2024                                                      A / A2                1,592,100
        250,000          California State, Various Purpose UT GO Bonds, 5.250%,
                         11/01/2018                                                      A / A2                 271,773
       1,500,000         California State, Various Purpose UT GO Bonds, 5.500%,
                         04/01/2030                                                      A / A2                1,648,425
        800,000          California State, Various Purpose UT GO Bonds, 5.500%,
                         11/01/2033                                                      A / A2                 874,088
        900,000          California State, Various Purpose UT GO Bonds, 5.000%,
                         11/01/2021                                                      A / A2                 951,984
        300,000          California State, Various Purpose UT GO Bonds, 5.250%,
                         11/01/2019                                                      A / A2                 326,214
        695,000          Central Unified School District, CA, UT GO Bonds (Series
                         2004A), 5.500%, (FGIC INS), 07/01/2023                         AAA / Aaa               781,715
        860,000          Glendale, CA Unified School District, UT GO Bonds (Series
                         2003F), 5.000%, (MBIA Insurance Corp. INS), 09/01/2023         AAA / Aaa               912,916
       3,000,000         Golden State Tobacco Securitization Corp., CA, (California
                         State), Enhanced Tobacco Settlement Asset-Backed Bonds
                         (Series 2005A), 5.000%, 06/01/2045                              A- / A3               3,082,920
       1,000,000         Golden State Tobacco Securitization Corp., CA, (California
                         State), Tobacco Settlement Enhanced Asset Backed Revenue
                         Bonds (Series 2003B), 5.375%, 06/01/2028                        A- / A3               1,096,180
       1,100,000         Southern California Logistics Airport Authority, Tax
                         Allocation Bonds, 5.000%, (Radian Asset Assurance INS),
                         12/01/2035                                                      AA / NR               1,135,321
       1,000,000         Trustees of the California State University, Revenue Bonds
                         (Series A), 5.125%, 11/01/2026, (AMBAC INS)                    AAA / Aaa              1,058,230
       1,545,000         Yucaipa Valley Water District, CA, Water System Revenue
                         Certificates of Participation (Series 2004A), 5.250%,
                         (MBIA Insurance Corp. INS), 09/01/2023                         NR / Aaa               1,675,568
                              TOTAL                                                                           18,516,760
                         Colorado--3.5%
       1,250,000         Colorado Educational & Cultural Facilities Authority,
                         (Colorado University Lab), Revenue Bonds, 5.250%,
                         06/01/2024, (XL Capital Assurance Inc. INS)                    AAA / Aaa              1,345,525
       1,500,000         Colorado Educational & Cultural Facilities Authority,
                         (Peak to Peak Charter School Project), Refunding Revenue
                         Bonds, 5.250%, 08/15/2019, (XL Capital Assurance Inc. INS)     AAA / Aaa              1,622,760
        760,000          Colorado Health Facilities Authority, (Evangelical
                         Lutheran Good Samaritan Society), Health Facilities
                         Revenue Bonds (Series 2004A), 5.250%, 06/01/2034                A- / A3                789,564
       2,000,000         Colorado Health Facilities Authority, (Poudre Valley
                         Health Care, Inc.), Hospital Revenue Bonds (Series 2005F),
                         5.000%, 03/01/2025                                            BBB+ / Baa2             2,046,280
       1,250,000         Conservatory Metropolitan District, CO, LT GO Bonds,
                         6.750%, 12/01/2034                                                NR                  1,279,250
        900,000          Denver, CO Convention Center Hotel Authority, Revenue
                         Bonds (Series A), 5.000%, (XL Capital Assurance Inc. INS),
                         12/01/2021                                                     AAA / Aaa               948,546
       1,000,000         Denver, CO Health & Hospital Authority, Revenue Bonds,
                         6.250%, 12/01/2033                                            BBB / Baa3              1,098,160
       1,750,000         Eagle Bend, CO Metropolitan District No. 2, Refunding &
                         Improvement LT GO Bonds, 5.250%, (Radian Asset Assurance
                         INS), 12/01/2023                                                AA / NR               1,854,037
       2,000,000         High Plains, CO Metropolitan District, Revenue Bonds
                         (Series 2005A), 6.250%, 12/01/2035                                NR                  2,028,380
                              TOTAL                                                                           13,012,502
                         Delaware--0.1%
        200,000          Delaware Health Facilities Authority, (Beebe Medical
                         Center), Refunding Revenue Bonds (Series 2004A), 5.500%,
                         06/01/2024                                                    BBB / Baa1               211,524
                         Florida--3.1%
        900,000          Broward County, FL Educational Facilities Authority, (Nova
                         Southeastern University), Educational Facilities Revenue
                         Bonds (Series 2004B), 5.600%, 04/01/2029                      BBB / Baa2               945,441
        100,000          Concorde Estates, FL Community Development District,
                         Revenue Bonds (Series 2004B), 5.000%, 05/01/2011                  NR                   100,563
        675,000          East Homestead, FL Community Development District, Special
                         Assessment Revenue Bonds (Series 2005), 5.450%, 05/01/2036        NR                   683,438
        500,000          Highlands County, FL Health Facilities Authority,
                         (Adventist Health System), Hospital Revenue Bonds (Series
                         2002B), 5.250%, 11/15/2023                                      A / A2                 523,220
       1,220,000         Live Oak, FL Community Development District No. 002,
                         Special Assessment Revenue Bonds (Series 2004B), 5.000%,
                         11/01/2009                                                        NR                  1,227,430
        750,000          Miami Beach, FL Health Facilities Authority, (Mt. Sinai
                         Medical Center, FL), Hospital Revenue Bonds (Series
                         2001A), 6.700%, 11/15/2019                                     BB+ / Ba2               819,390
        500,000          Miami, FL Health Facilities Authority, (Catholic Health
                         East), Health System Revenue Bonds (Series 2003B), 5.125%,
                         11/15/2024                                                      A / A1                 517,025
        600,000          Miami, FL Health Facilities Authority, (Catholic Health
                         East), Health System Revenue Bonds (Series 2003C), 5.250%,
                         11/15/2033                                                      A / A1                 622,200
        400,000          Midtown Miami, FL Community Development District, Special
                         Assessment Bonds (Series 2004A), 6.000%, 05/01/2024               NR                   416,672
        485,000          Orlando, FL Urban Community Development District, Capital
                         Improvement Revenue Bonds, 6.000%, 05/01/2020                     NR                   499,565
       1,515,000         South Bay, FL Community Development District, Capital
                         Improvement Revenue Bonds (Series 2005B-2), 5.375%,
                         05/01/2013                                                        NR                  1,525,650
       1,130,000         St. Johns County, FL IDA, (Presbyterian Retirement
                         Communities ), First Mortgage Revenue Bonds (Series
                         2004A), 5.850%, 08/01/2024                                        NR                  1,235,700
       2,490,000         University of Central Florida Athletics Association, Inc.,
                         FL, Certificates of Participation (Series 2005A), 5.000%,
                         (FGIC INS), 10/01/2024                                         AAA / Aaa              2,645,974
                              TOTAL                                                                           11,762,268
                         Georgia--0.6%
        485,000          Athens, GA Housing Authority, (University of Georgia-East
                         Campus), Lease Revenue Bonds, 5.250%, 12/01/2023, (AMBAC
                         INS)                                                           NR / Aaa                520,492
        615,000          Atlanta, GA, (Eastside Tax Allocation District), Tax
                         Allocation Bonds (Series 2005B), 5.600%, 01/01/2030               NR                   617,244
        300,000          Floyd County, GA Development Authority, (Temple-Inland,
                         Inc.), Environmental Revenue Bonds, 5.700%, 12/01/2015         NR / Baa3               320,373
        750,000          Fulton County, GA Residential Care Facilties, (Canterbury
                         Court), Revenue Bonds (Series 2004A), 6.125%, 02/15/2026          NR                   781,013
                              TOTAL                                                                            2,239,122
                         Illinois--2.6%
       3,000,000         Chicago, IL O'Hare International Airport, 3rd Lien
                         Refunding Revenue Bonds (Series 2004A), 5.000%, (MBIA
                         Insurance Corp. INS), 01/01/2026                               AAA / Aaa              3,155,250
       2,185,000         Chicago, IL O'Hare International Airport, 3rd Lien
                         Refunding Revenue Bonds (Series 2004A), 5.000%, (MBIA
                         Insurance Corp. INS), 01/01/2027                               AAA / Aaa              2,296,347
       1,500,000         Chicago, IL Park District, LT GO Bonds (Series 2004A),
                         5.000%, (AMBAC INS), 01/01/2025                                AAA / Aaa              1,582,200
       1,000,000         Chicago, IL Park District, LT GO Bonds (Series 2004A),
                         5.000%, (AMBAC INS), 01/01/2026                                AAA / Aaa              1,053,280
        500,000          Illinois Educational Facilities Authority, (Educational
                         Advancement Fund-University Center ), Student Housing
                         Revenue Bonds, 6.250%, 05/01/2034                              NR / Baa2               515,040
       1,000,000         Illinois Finance Authority, (Friendship Village of
                         Schaumburg), Revenue Bonds (Series 2005A), 5.625%,
                         02/15/2037                                                        NR                  1,013,600
                              TOTAL                                                                            9,615,717
                         Indiana--0.9%
        700,000          Indiana Health Facility Financing Authority, (Community
                         Foundation of Northwest Indiana), Hospital Revenue Bonds
                         (Series 2004A), 6.250%, 03/01/2025                             BBB- / NR               759,570
       2,500,000         St. Joseph County, IN Hospital Authority, (Madison Center
                         Obligated Group), Health Facilities Revenue Bonds (Series
                         2005), 5.375%, 02/15/2034                                      BBB / NR               2,540,050
                              TOTAL                                                                            3,299,620
                         Iowa--0.1%
        500,000          Scott County, IA, (Ridgecrest Village), Revenue Refunding
                         Bonds (Series 2004), 5.625%, 11/15/2018                           NR                   520,175
                         Kentucky--0.1%
        500,000          Kentucky Economic Development Finance Authority, (Norton
                         Healthcare, Inc.), Revenue Bonds (Series 2000A), 6.625%,
                         10/01/2028                                                        NR                   550,650
                         Louisiana--0.6%
       1,000,000         Opelousas, LA General Hospital Authority, (Opelousas
                         General Health System), Revenue Bonds, 5.300%, 10/01/2018      BBB+ / NR              1,037,350
       1,000,000         Saint John the Baptist Parish, LA, (Marathon Oil Corp.),
                         Environmental Improvement Refunding Revenue Bonds (Series
                         1998), 5.350%, 12/01/2013                                     BBB+ / Baa1             1,053,430
                              TOTAL                                                                            2,090,780
                         Maryland--1.3%
       4,000,000         Maryland State Health & Higher Educational Facilities
                         Authority, (Civista Medical Center), Revenue Bonds (Series
                         2005), 5.000%, (Radian Asset Assurance INS), 07/01/2037        AA / Aa3               4,093,800
        355,000          Maryland State Health & Higher Educational Facilities
                         Authority, (MedStar Health, Inc.), Refunding Revenue Bonds
                         (Series 2004), 5.750%, 08/15/2016                             BBB / Baa1               389,407
        500,000      (1)  Maryland State IDFA, (Our Lady of Good Counsel High
                         School), Economic Development Revenue Bonds (Series
                         2005A), 6.000%, 05/01/2035                                        NR                   514,370
                              TOTAL                                                                            4,997,577
                         Massachusetts--1.2%
        235,000          Massachusetts HEFA, (Milford-Whitinsville Hospital),
                         Revenue Bonds (Series 1998C), 5.750%, 07/15/2013              BBB- / Baa3              245,042
       2,000,000         Massachusetts HEFA, (Milford-Whitinsville Hospital),
                         Revenue Bonds (Series 2002D), 6.350%, 07/15/2032              BBB- / Baa3             2,137,540
       1,000,000         Massachusetts HEFA, (Northern Berkshire Health System ),
                         Revenue Bonds  (Series 2004A), 6.375%, 07/01/2034              BB- / NR               1,059,910
       1,000,000         Massachusetts State Development Finance Agency, (Seven
                         Hills Foundation & Affiliates), Revenue Bonds, 5.000%,
                         (Radian Asset Assurance INS), 09/01/2035                       AA / Aa3               1,037,680
                              TOTAL                                                                            4,480,172
                         Michigan--2.1%
       1,100,000         Cornell Township MI, Economic Development Corp.,
                         (MeadWestvaco Corp.), Refunding Revenue Bonds, 5.875%,
                         (United States Treasury PRF), 05/01/2018                      AAA / Baa2              1,252,493
       1,905,000         Delta County, MI Economic Development Corp., (MeadWestvaco
                         Corp.), Environmental Improvement Revenue Refunding Bonds
                         (Series A), 6.250%, (United States Treasury PRF),
                         04/15/2027                                                    AAA / Baa2              2,210,009
        120,000          Dickinson County, MI Economic Development Corp.,
                         (International Paper Co.), Refunding Environmental
                         Improvement Revenue Bonds (Series 2002A) , 5.750%,
                         06/01/2016                                                    BBB / Baa2               132,562
        300,000          Gaylord, MI Hospital Finance Authority, (Otsego Memorial
                         Hospital Obligated Group), Hospital Revenue Refunding
                         Bonds (Series 2004), 6.500%, 01/01/2037                           NR                   309,744
       1,000,000         Kent Hospital Finance Authority, MI, (Metropolitan
                         Hospital ), Revenue Bonds (Series 2005A), 6.250%,
                         07/01/2040                                                     BBB / NR               1,105,950
        215,000          Michigan State Hospital Finance Authority, (Chelsea
                         Community Hospital), Hospital Revenue Bonds (Series 2005),
                         5.000%, 05/15/2030                                             BBB / NR                212,904
        500,000          Michigan State Hospital Finance Authority, (Chelsea
                         Community Hospital), Hospital Revenue Bonds (Series 2005),
                         5.000%, 05/15/2037                                             BBB / NR                492,675
       1,000,000         Michigan State Hospital Finance Authority, (Oakwood
                         Obligated Group), Revenue Bonds , 5.500%, 11/01/2013            A / A2                1,097,370
       1,000,000         Riverview, MI Community School District, Refunding UT GO
                         Bonds, 5.000%, (Q-SBLF GTD), 05/01/2021                        AA / Aa2               1,065,210
                              TOTAL                                                                            7,878,917
                         Minnesota--0.3%
        550,000          Glencoe, MN, (Glencoe Regional Health Services), Health
                         Care Facilities Revenue Bonds (Series 2005), 5.000%,
                         04/01/2031                                                     BBB / NR                548,620
        500,000          Minneapolis/St. Paul, MN Housing & Redevelopment
                         Authority, (HealthPartners Obligated Group), Health Care
                         Facility Revenue Bonds (Series 2003), 6.000%, 12/01/2019      BBB+ / Baa1              554,790
                              TOTAL                                                                            1,103,410
                         Mississippi--0.6%
        560,000          Lowndes County, MS Solid Waste Disposal, (Weyerhaeuser
                         Co.), PCR Refunding Bonds (Project A), 6.800%, 04/01/2022     BBB / Baa2               686,084
        750,000          Mississippi Business Finance Corp., (System Energy
                         Resources, Inc.), PCR Bonds, 5.875%, 04/01/2022               BBB- / Ba1               761,258
        900,000          Mississippi Hospital Equipment & Facilities Authority,
                         (Southwest Mississippi Regional Medical Center), Refunding
                         & Improvement Revenue Bonds, 5.750%, 04/01/2023                BBB+ / NR               951,174
                              TOTAL                                                                            2,398,516
                         Missouri--0.4%
       1,500,000         Missouri Development Finance Board, (Branson, MO),
                         Infrastructure Facilities Bonds, (Series A), 5.250%,
                         12/01/2019                                                    BBB+ / Baa1             1,564,530
                         Nevada--1.2%
        250,000          Clark County, NV Improvement District, (Special
                         Improvement District No. 142 (Mountain's Edge), Limited
                         Obligation Improvement Bonds (Series 2003), 5.800%,
                         08/01/2015                                                        NR                   258,940
       1,300,000     (1)  Director of the State of Nevada Department of Business
                         and Industry, (Las Ventanas Retirement Community), Revenue
                         Bonds (Series 2004A), 7.000%, 11/15/2034                          NR                  1,375,296
        250,000          Henderson, NV, (The Falls at Lake Las Vegas), Local
                         Improvement District No. T-16 LT Obligation Improvement
                         Bonds, 5.100%, 03/01/2022                                         NR                   250,575
        600,000          Henderson, NV, (The Falls at Lake Las Vegas), Local
                         Improvement District No. T-16 LT Obligation Improvement
                         Bonds, 5.125%, 03/01/2025                                         NR                   601,842
        655,000          Las Vegas Valley, NV Water District, Refunding LT GO Bonds
                         (Series 2003B), 5.000%, (MBIA Insurance Corp. INS),
                         06/01/2027                                                     AAA / Aaa               685,025
       1,200,000         Las Vegas, NV Special Improvement District No. 607, Local
                         Improvement Special Assessment Bonds (Series 2004),
                         6.250%, 06/01/2024                                                NR                  1,239,552
                              TOTAL                                                                            4,411,230
                         New Jersey--2.3%
       1,000,000         New Jersey EDA, (NJ Dedicated Cigarette Excise Tax),
                         Revenue Bonds, (Series 2004), 5.750%, 06/15/2029              BBB / Baa2              1,072,810
       1,000,000         New Jersey EDA, (New Jersey State), School Facilities
                         Construction Revenue Bonds (Series 2004I), 5.250%, (United
                         States Treasury PRF), 09/01/2028                               AA- / A1               1,117,450
       1,000,000         New Jersey EDA, (Winchester Gardens at Ward Homestead),
                         First Mortgage Refunding Revenue Bonds (Series 2004A),
                         4.800%, 11/01/2013                                                NR                   988,730
        300,000          New Jersey EDA, (Winchester Gardens at Ward Homestead),
                         Revenue Refunding Bonds (Series A), 5.750%, 11/01/2024            NR                   317,280
       1,400,000         New Jersey Health Care Facilities Financing Authority,
                         (RWJ Health Care Corp.), Revenue Bonds (Series 2005B),
                         5.000%, (Radian Asset Assurance INS), 07/01/2035                AA / NR               1,458,898
       3,050,000         Tobacco Settlement Financing Corp., NJ, Revenue Bonds,
                         7.000%, 06/01/2041                                            BBB / Baa3              3,691,141
                              TOTAL                                                                            8,646,309
                         New Mexico--0.1%
        500,000      (1)  Jicarilla, NM Apache Nation, Revenue Bonds, 5.500%,
                         09/01/2023                                                        NR                   535,205
                         New York--5.5%
        500,000          Dutchess County, NY IDA, (St. Francis Hospital and Health
                         Centers), Civic Facility Revenue Bonds (Series 2004B),
                         7.500%, 03/01/2029                                                NR                   532,745
        200,000          Long Island Power Authority, NY, Electric System Revenue
                         Bonds (Series C), 5.000%, 09/01/2022                            A- / A3                209,402
       2,500,000     (1)  New York City, NY IDA, (7 World Trade Center LLC),
                         Liberty Revenue Bonds (Series A), 6.500%, 03/01/2035              NR                  2,658,900
       1,000,000         New York City, NY Transitional Finance Authority, Future
                         Tax Secured Bonds (2003 Series C), 5.250%, 08/01/2022,
                         (AMBAC INS)                                                    AAA / Aaa              1,090,380
        500,000          New York City, NY Transitional Finance Authority, Future
                         Tax Secured Bonds (2004 Series B), 5.250%, 08/01/2020          AAA / Aa1               548,195
       1,565,000         New York City, NY, UT GO Bonds (Fiscal 2004 Series A),
                         5.250%, 08/01/2017                                              A+ / A1               1,686,209
       1,500,000         New York City, NY, UT GO Bonds (Fiscal 2005 Series C),
                         5.250%, 08/15/2024                                              A+ / A1               1,603,965
       1,000,000         New York City, NY, UT GO Bonds (Fiscal 2005 Series D),
                         5.000%, 11/01/2025                                              A+ / A1               1,048,640
       1,000,000         New York City, NY, UT GO Bonds (Fiscal 2005 Series H),
                         5.000%, 08/01/2019                                              A+ / A1               1,058,320
       2,500,000         New York City, NY, UT GO Bonds (Fiscal 2006 Series C),
                         5.000%, 08/01/2025                                              A+ / A1               2,629,650
       2,315,000         New York City, NY, UT GO Bonds (Fiscal 2006 Series C),
                         5.000%, 08/01/2026                                              A+ / A1               2,431,213
         50,000          New York City, NY, UT GO Bonds (Series 2003C), 5.000%,
                         09/15/2022                                                      A+ / A1                52,360
        350,000          New York City, NY, UT GO Bonds (Series 2003D), 5.250%,
                         10/15/2020                                                      A+ / A1                376,915
        375,000          New York City, NY, UT GO Bonds (Series 2003J), 5.500%,
                         06/01/2023                                                      A+ / A1                408,428
        800,000          New York City, NY, UT GO Bonds (Series 2004I), 5.000%,
                         08/01/2019                                                      A+ / A1                846,656
        200,000          New York State Dormitory Authority, (New York City, NY),
                         Court Facilities Lease Revenue Bonds (Series 2003A),
                         5.375%, 05/15/2021                                              A+ / A2                224,146
       1,000,000         New York State Dormitory Authority, (Rochester General
                         Hospital), Revenue Bonds (Series 2005), 5.000%, (Radian
                         Asset Assurance INS), 12/01/2025                               AA / Aa3               1,053,600
        500,000          Tobacco Settlement Financing Corp., NY, (New York State),
                         Asset-Backed Revenue Bonds (Series 2003A-1), 5.500%,
                         06/01/2018                                                     AA- / A2                556,630
        900,000          Tobacco Settlement Financing Corp., NY, (New York State),
                         Revenue Bonds (Series 2003C-1), 5.500%, 06/01/2018             AA- / A2               1,001,934
        500,000          Tobacco Settlement Financing Corp., NY, (New York State),
                         Revenue Bonds (Series 2003C-1), 5.500%, 06/01/2022             AA- / A2                546,670
                              TOTAL                                                                           20,564,958
                         North Carolina--0.3%
       1,000,000         North Carolina Medical Care Commission, (Arc of North
                         Carolina Projects), Health Care Housing Revenue Bonds
                         (Series 2004A), 5.800%, 10/01/2034                             NR / Baa1              1,016,660
                         Ohio--2.9%
       1,230,000         Akron, Bath & Copley, OH Joint Township, (Summa Health
                         System), Hospital District Revenue Bonds (Series 2004A),
                         5.125%, (Radian Asset Assurance INS), 11/15/2024               NR / Aa3               1,283,038
        250,000          Cleveland-Cuyahoga County, OH Port Authority, (Port of
                         Cleveland Bond Fund), Development Revenue Bonds (Series
                         2005B), 5.125%, 05/15/2025                                        NR                   249,210
       1,000,000         Columbus, OH City School District, School Facilities
                         Construction & Improvement UT GO Bonds, 5.250%,
                         12/01/2022, (FSA INS)                                          AAA / Aaa              1,095,340
       1,800,000         Franklin County, OH Health Care Facilities, (Ohio
                         Presbyterian Retirement Services), Improvement Revenue
                         Bonds (Series 2005A), 5.125%, 07/01/2035                       BBB / NR               1,840,122
        500,000          Franklin County, OH Health Care Facilities, (Ohio
                         Presbyterian Retirement Services), Revenue Refunding
                         Bonds, 5.500%, 07/01/2021                                      BBB / NR                515,010
        500,000          Ohio State Higher Educational Facilities Commission,
                         (Baldwin-Wallace College), Revenue Bonds, 5.500%,
                         12/01/2021                                                      A- / NR                535,910
       1,010,000         Ohio State Higher Educational Facilities Commission,
                         (Baldwin-Wallace College), Revenue Bonds, 5.500%,
                         12/01/2022                                                      A- / NR               1,077,226
        540,000          Parma, OH, (Parma Community General Hospital Association),
                         Hospital Improvement and Refunding Revenue Bonds, 5.375%,
                         11/01/2029                                                      A- / NR                555,352
        400,000          Toledo-Lucas County, OH Port Authority, (CSX Corp.),
                         Revenue Bonds, 6.450%, 12/15/2021                              NR / Baa2               463,084
        375,000          Toledo-Lucas County, OH Port Authority, (Crocker Park
                         Public Improvement Project), Special Assessment Revenue
                         Bonds, 5.250%, 12/01/2023                                         NR                   389,066
       2,705,000         University of Cincinnati, OH, General Receipts Revenue
                         Bonds (Series 2004D), 5.000%, 06/01/2025, (AMBAC INS)          AAA / Aaa              2,868,382
                              TOTAL                                                                           10,871,740
                         Oklahoma--0.1%
        515,000          Oklahoma State Industries Authority, (Oklahoma Med Resh
                         Foundation), Revenue Bonds, 5.250%, 02/01/2021, (AMBAC INS)    NR / Aaa                549,938
                         Pennsylvania--5.0%
        450,000          Allegheny County Redevelopment Authority, (Pittsburgh
                         Mills), Revenue Bonds, 5.600%, 07/01/2023                         NR                   469,525
        500,000          Allegheny County, PA HDA, (Catholic Health East), Revenue
                         Bonds, 5.375%, 11/15/2022                                       A / A1                 521,070
        500,000          Allegheny County, PA HDA, (West Penn Allegheny Health
                         System), Health System Revenue Bonds (Series 2000B),
                         9.250%, 11/15/2030                                              B / B1                 600,975
        300,000          Allegheny County, PA Higher Education Building Authority,
                         (Chatham College), Revenue Bonds (Series 2002B), 5.250%,
                         11/15/2016                                                     BBB / NR                305,298
        500,000          Allegheny County, PA IDA, (Marathon Oil Corp.),
                         Environmental Improvement Refunding Revenue Bonds (Series
                         1998), 5.500%, 12/01/2029                                     BBB+ / Baa1              519,475
        600,000          Allegheny County, PA IDA, (Marathon Oil Corp.),
                         Environmental Improvement Refunding Revenue Bonds (Series
                         1998), 5.600%, 09/01/2030                                     BBB+ / Baa1              627,060
        500,000          Allegheny County, PA IDA, Revenue Bonds (Series 2002B),
                         5.000%, (MBIA Insurance Corp. INS), 11/01/2022                 AAA / Aaa               530,380
        354,000          Crawford County, PA Hospital Authority, (Wesbury United
                         Methodist Community Obligated Group), Senior Living
                         Facilities Revenue Bonds, 5.900%, 08/15/2009                      NR                   357,922
        250,000          Delaware County, PA Authority, (Neumann College), College
                         Revenue Refunding Bonds (Series 1998A), 5.375%, 10/01/2018     BBB- / NR               256,235
       1,000,000         Lancaster County, PA Hospital Authority, (Lancaster
                         General Hospital), Revenue Bonds, 5.500%, 03/15/2026            A / NR                1,057,970
       1,000,000         Lehigh County, PA General Purpose Authority, (St. Lukes
                         Hospital of Bethlehem), Hospital Revenue Bonds, 5.375%,
                         08/15/2033                                                    BBB / Baa2              1,036,620
       1,000,000         Montgomery County, PA IDA, (Adult Communities Total
                         Services, Inc.), Retirement Community Revenue Refunding
                         Bonds (Series 1996A), 5.875%, 11/15/2022                       BBB+ / NR              1,035,710
        500,000          Montgomery County, PA IDA, (Whitemarsh Continuing Care
                         Retirement Community), Fixed Rate Mortgage Revenue Bonds
                         (Series 2005), 6.250%, 02/01/2035                                 NR                   536,270
        250,000          Pennsylvania State Higher Education Facilities Authority,
                         (Dickinson College), Revenue Bonds (Series 2003AA1),
                         5.000%, (Radian Asset Assurance INS), 11/01/2026                AA / NR                259,048
       1,000,000         Pennsylvania State Higher Education Facilities Authority,
                         (LaSalle University), Revenue Bonds, 5.250%, 05/01/2023        BBB / NR               1,035,000
        500,000          Pennsylvania State Higher Education Facilities Authority,
                         (Messiah College), Revenue Bonds (Series AA), 5.500%,
                         (Radian Asset Assurance INS), 11/01/2022                        AA / NR                540,210
        500,000          Pennsylvania State Higher Education Facilities Authority,
                         (UPMC Health System), Health System Revenue Bonds (Series
                         A), 6.250%, 01/15/2018                                          A+ / NR                561,205
       1,000,000         Pennsylvania State Higher Education Facilities Authority,
                         (UPMC Health System), Revenue Bonds (Series 2001A),
                         6.000%, 01/15/2022                                              A+ / NR               1,102,440
        500,000          Pennsylvania State Higher Education Facilities Authority,
                         (UPMC Health System), Revenue Bonds, (Series A), 6.000%,
                         01/15/2031                                                      A+ / NR                551,220
        250,000          Pennsylvania State Higher Education Facilities Authority,
                         (Ursinus College), Revenue Bonds, 5.250%, (Radian Asset
                         Assurance INS), 01/01/2027                                      AA / NR                263,733
        500,000          Philadelphia Authority for Industrial Development,
                         (PresbyHomes Germantown/Morrisville), Senior Living
                         Revenue Bonds (Series 2005A), 5.625%, 07/01/2035               NR / Baa2               498,250
       2,500,000         Philadelphia, PA Redevelopment Authority, Neighborhood
                         Transformation Revenue Bonds (Series 2005C), 5.000%, (FGIC
                         INS), 04/15/2029                                               AAA / Aaa              2,636,550
       1,650,000         Pittsburgh, PA Water & Sewer Authority, Water & Sewer
                         System Revenue Bonds , 5.000%, (MBIA Insurance Corp. INS),
                         09/01/2025                                                     AAA / Aaa              1,754,099
       1,500,000         St. Mary Hospital Authority, PA, (Catholic Health East),
                         Health System Revenue Bonds (Series 2004B), 5.375%,
                         11/15/2034                                                      A / A1                1,575,195
                              TOTAL                                                                           18,631,460
                         South Carolina--2.9%
       1,445,000         Lexington County, SC Health Services District, Inc.,
                         (Lexington Medical Center), Refunding & Improvement
                         Hospital Revenue Bonds, 5.750%, 11/01/2028                      A / A2                1,557,248
       2,000,000         Medical University of South Carolina Hospital Authority,
                         (Medical University of South Carolina), FHA Insured
                         Refunding Revenue Bonds (Series 2004A), 5.000%, (MBIA
                         Insurance Corp. INS), 08/15/2031                               AAA / Aaa              2,093,260
       1,745,000         Myrtle Beach, SC, Hospitality Fee Revenue Bonds (Series
                         2004A), 5.375%, (FGIC INS), 06/01/2020                         AAA / Aaa              1,924,124
       1,000,000         Newberry County, SC, (Newberry Community Memorial
                         Hospital), Special Source Refunding Revenue Bonds, 5.250%,
                         (Radian Asset Assurance INS), 12/01/2029                       AA / Aa3               1,042,070
       2,015,000         South Carolina Education Facilities Authority, (Benedict
                         College), Revenue Bonds, 5.625%, (Radian Asset Assurance
                         INS), 07/01/2031                                               AA / Aa3               2,195,725
        275,000          South Carolina Jobs-EDA, (Bon Secours Health System),
                         Economic Development Revenue Bonds, (Series 2002A),
                         5.500%, 11/15/2023                                              A- / A3                290,084
       1,555,000         South Carolina Jobs-EDA, (Bon Secours Health System),
                         Health System Revenue Bonds (Series A), 5.625%, 11/15/2030      A- / A3               1,650,337
                              TOTAL                                                                           10,752,848
                         Tennessee--0.3%
       1,000,000         Knox County, TN Health Education & Housing Facilities
                         Board, (Baptist Health System of East Tennessee), Hospital
                         Facilities Revenue Bonds, 6.500%, 04/15/2031                   NR / Baa3              1,066,500
                         Texas--4.8%
       1,000,000         Canyon, TX Independent School District, Refunding &
                         Improvement UT GO Bonds (Series 2002A), 5.375%, (PSFG
                         INS), 02/15/2024                                               AAA / NR               1,097,640
       2,655,000         Dallas, TX Independent School District, Refunding Building
                         UT GO Bonds (Series 2004A), 5.000%, (PSFG INS), 08/15/2029     AAA / Aaa              2,796,033
       1,000,000         Decatur, TX Hospital Authority, (Wise Regional Health
                         System), Hospital Revenue Bonds (Series 2004A), 7.125%,
                         09/01/2034                                                        NR                  1,098,740
       1,835,000         Galveston County, TX, LT GO Bonds (Series 2003C), 5.250%,
                         (AMBAC INS), 02/01/2021                                        NR / Aaa               1,998,590
       1,000,000         Harris County, TX, Refunding Sr. Lien Toll Road Revenue
                         Bonds, 5.000%, (FGIC INS), 08/15/2027                          AAA / Aaa              1,056,970
        500,000          Houston, TX Water & Sewer System, Jr. Lien Refunding
                         Revenue Bonds (Series 2002A), 5.000%, (United States
                         Treasury PRF) (FSA INS), 12/01/2020                            AAA / Aaa               546,525
       2,250,000         La Joya, TX Independent School District, UT GO Bonds,
                         5.000%, (PSFG INS), 02/15/2029                                 AAA / Aaa              2,354,220
       1,000,000         Lower Colorado River Authority, TX, Transmission Contract
                         Refunding Revenue Bonds (Series 2003C), 5.250%,
                         05/15/2018, (AMBAC INS)                                        AAA / Aaa              1,095,560
        200,000          Matagorda County, TX Navigation District Number One,
                         (Centerpoint Energy Houston Electric), Collateralized
                         Refunding Revenue Bonds, 5.600%, 03/01/2027                   BBB / Baa2               210,318
        500,000          North Central Texas HFDC, (Children's Medical Center of
                         Dallas), Hospital Revenue Refunding Bonds (Series 2002),
                         5.250%, 08/15/2022, (AMBAC INS)                                AAA / Aaa               534,810
       1,250,000         North Central Texas HFDC, (Northwest Senior Housing Corp.
                         Edgemere Project), Retirement Facility Revenue Bonds
                         (Series 1999), 7.500%, 11/15/2029                                 NR                  1,352,138
        750,000          Port of Corpus Christi, TX IDC, (Valero Energy Corp.),
                         Revenue Refunding Bonds (Series C), 5.400%, 04/01/2018        BBB- / Baa3              781,665
        250,000          Sabine River Authority, TX, (TXU Energy), PCR Refunding
                         Bonds (Series 2003B), 6.150%, 08/01/2022                      BBB- / Baa2              275,538
        500,000          Sabine River Authority, TX, (TXU Energy), Refunding PCR
                         Bonds (Series 2003A), 5.800%, 07/01/2022                      BBB- / Baa2              538,610
       2,000,000         Texas State Transportation Commission, (Texas State),
                         Mobility Fund Bonds (Series 2005A), 5.000%, 04/01/2027         AA / Aa1               2,120,280
                              TOTAL                                                                           17,857,637
                         Utah--0.9%
       1,840,000         Mountain Regional Water Special Service District, UT,
                         Refunding Revenue Bonds, 5.000%, (MBIA Insurance Corp.
                         INS), 12/15/2026                                               AAA / Aaa              1,939,654
       1,475,000         Utah State Board of Regents, (Utah State University),
                         Revenue Bonds, 5.250%, (MBIA Insurance Corp. INS),
                         04/01/2020                                                     AAA / Aaa              1,609,476
                              TOTAL                                                                            3,549,130
                         Virginia--1.6%
       2,000,000         Chesapeake, VA Hospital Authority, (Chesapeake General
                         Hospital), Hospital Facilty Refunding Revenue Bonds
                         (Series 2004A), 5.250%, 07/01/2018                              NR / A3               2,127,140
       2,500,000         Tobacco Settlement Financing Corp., VA, Revenue Bonds,
                         5.625%, 06/01/2037                                            BBB / Baa3              2,639,375
       1,170,000         Virginia Peninsula Port Authority, (Brinks Co. (The), Coal
                         Terminal Revenue Refunding Bonds (Series 2003), 6.000%,
                         04/01/2033                                                    BBB / Baa3              1,262,336
                              TOTAL                                                                            6,028,851
                         Washington--2.0%
       1,160,000         Energy Northwest, WA, Wind Project Revenue Bonds, 5.000%,
                         (AMBAC INS), 07/01/2023                                        AAA / Aaa              1,212,722
        900,000          Pierce County, WA School District No. 010, UT GO Bonds,
                         5.000%, (FGIC INS), 12/01/2020                                 AAA / Aaa               959,292
        350,000          Seattle, WA Municipal Light & Power, Improvement &
                         Refunding Revenue Bonds, 5.125%, 03/01/2021, (FSA INS)         AAA / Aaa               371,875
        350,000          Seattle, WA Municipal Light & Power, Refunding Revenue
                         Bonds, 5.250%, 11/01/2018, (FSA INS)                           AAA / Aaa               384,612
        500,000          Skagit County, WA Public Hospital District No. 1, (Skagit
                         Valley Hospital), Refunding Revenue Bonds, 6.000%,
                         12/01/2018                                                     NR / Baa3               542,800
       1,000,000         Skagit County, WA Public Hospital District No. 1, (Skagit
                         Valley Hospital), Revenue Bonds (Series 2005), 5.500%,
                         12/01/2030                                                     NR / Baa3              1,034,680
       1,000,000         Skagit County, WA Public Hospital District No. 1, UT GO
                         Bonds, 5.500%, (MBIA Insurance Corp. INS), 12/01/2023          NR / Aaa               1,112,170
        820,000          Tacoma, WA Water, Refunding Revenue Bonds, 5.000%,
                         12/01/2023, (FSA INS)                                          AAA / Aaa               864,559
        500,000          Tacoma, WA Water, Refunding Revenue Bonds, 5.000%,
                         12/01/2022, (FSA INS)                                          AAA / Aaa               528,680
        500,000          Vancouver, WA Downtown Redevelopment Authority,
                         (Conference Center Project), Senior Revenue Bonds (Series
                         2003A), 5.250%, (American Capital Access INS), 01/01/2028       A / NR                 513,325
                              TOTAL                                                                            7,524,715
                         West Virginia--0.3%
       1,000,000         West Virginia State Hospital Finance Authority, (Camden
                         Clark Memorial Hospital ), Hospital Revenue & Improvement
                         Refunding Bonds (Series 2004A), 5.250%, 02/15/2019, (FSA
                         INS) AAA / Aaa 1,085,550 Wisconsin--1.5%
        160,000          Wisconsin State HEFA, (Beaver Dam Community Hospitals,
                         Inc.), Revenue Bonds (Series 2004A), 6.750%, 08/15/2034           NR                   170,227
        160,000          Wisconsin State HEFA, (Blood Center of Southeastern
                         Wisconsin, Inc.), Revenue Bonds (Series 2004), 5.750%,
                         06/01/2034                                                     BBB+ / NR               170,880
       1,000,000         Wisconsin State HEFA, (Fort Healthcare, Inc.), Revenue
                         Bonds (Series 2004), 6.100%, 05/01/2034                        BBB+ / NR              1,080,230
        250,000          Wisconsin State HEFA, (Southwest Health Center), Revenue
                         Bonds (Series 2004A), 6.250%, 04/01/2034                          NR                   254,320
       1,400,000         Wisconsin State HEFA, (Vernon Memorial Healthcare, Inc.),
                         Revenue Bonds (Series 2005), 5.250%, 03/01/2035                BBB- / NR              1,406,426
       2,500,000         Wisconsin State Transportation, Refunding Revenue Bonds
                         (Series 2005A), 5.000%, (FSA INS), 07/01/2025                  AAA / Aaa              2,663,975
                              TOTAL                                                                            5,746,058
                              TOTAL MUNICIPAL BONDS (IDENTIFIED COST $207,202,578)                            214,945,044

                           SHORT-TERM MUNICIPALS--8.5%
                         Alabama--1.0%
       3,800,000         Columbia, AL IDB, (Alabama Power Co.), PCR (Series 1999C),
                         Daily VRDNs                                                     A / A2                3,800,000
                         Alaska--1.6%
       5,900,000         Valdez, AK Marine Terminal, (BP Pipelines (Alaska) Inc.),
                         (Series 2003B), Daily VRDNs (BP PLC GTD)                       AA+ / Aa1              5,900,000
                         Massachusetts--1.6%
       6,000,000         Commonwealth of Massachusetts, (Series 2000A), Daily VRDNs
                         (Landesbank Baden-Wuerttemberg GTD LIQ)                        AA / Aa2               6,000,000
                         Puerto Rico--0.2%
        700,000          Puerto Rico Government Development Bank (GDB), Weekly
                         VRDNs (MBIA Insurance Corp. INS, Credit Suisse, Zurich LIQ)    AAA / Aaa               700,000
                         Tennessee--3.2%
       4,230,000         Sevier County, TN Public Building Authority, (Mt. Juliet,
                         TN), (Series IV-J-2), Daily VRDNs (AMBAC INS, JPMorgan
                         Chase Bank, N.A. LIQ)                                          NR / Aaa               4,230,000
       3,080,000         Sevier County, TN Public Building Authority, (Pigeon
                         Forge, TN), (Series IV-E-1), Daily VRDNs (AMBAC INS,
                         JPMorgan Chase Bank, N.A. LIQ)                                 NR / Aaa               3,080,000
       4,745,000         Sevier County, TN Public Building Authority, (Union City,
                         TN), (Series IV-E-3), Daily VRDNs (AMBAC INS, JPMorgan
                         Chase Bank, N.A. LIQ)                                          NR / Aaa               4,745,000
                              TOTAL                                                                           12,055,000
                         Virginia--0.9%
       3,400,000         Richmond, VA IDA, (Church Schools in the Diocese of
                         Virginia), (Series 2005), (SunTrust Bank LOC), 05/01/2035      NR / Aa2               3,400,000
                                TOTAL SHORT-TERM
                              MUNICIPALS
                              (AT AMORTIZED COST)                                                             31,855,000
                               TOTAL INVESTMENTS -
                              102.0%
                         ===========================================================
                              (IDENTIFIED COST $364,364,268)(2)                                               383,260,095
                              OTHER ASSETS AND LIABILITIES - NET - (2.0)%                                     (7,480,824)
                              TOTAL NET ASSETS - 100%                                                    $    375,779,271

At July 31, 2005, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

          1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the fund's Board of Trustees (the "Trustees"), unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At July 31, 2005, these securities amounted to $5,083,771 which represents 1.4% of total net assets. Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at July 31, 2005 is as follows: Security Acquisition Date Acquisition Cost Director of the State of Nevada 12/23/2004 $1,279,850 Department of Business and Industry, (Las Ventanas Retirement Community), Revenue Bonds (Series 2004A), 7.000%, 11/15/2034 Maryland State IDFA, (Our Lady 7/8/2005 500,000 of Good Counsel High School), Economic Development Revenue Bonds (Series 2005A), 6.000%, 05/01/2035 New York City, NY IDA, (7 World 3/15/2005 2,500,000 Trade Center
               LLC), Liberty Revenue Bonds (Series A), 6.500%, 03/01/2035 2 The cost of investments for federal tax purposes was $364,363,212. The net unrealized appreciation of investments for federal tax purposes was $18,896,883. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $21,044,631 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,147,748.

================================================================================
Note:    The categories of investments are shown as a percentage of total net assets at July 31, 2005.


     Investment Valuation Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.



The following acronyms are used throughout this portfolio:

ADR               --American Depositary Receipt
AMBAC             --American Municipal Bond Assurance Corporation
EDA               --Economic Development Authority
FGIC              --Financial Guaranty Insurance Company
FHA               --Federal Housing Administration
FSA               --Financial Security Assurance
GO                --General Obligation
GTD               --Guaranteed
HDA               --Hospital Development Authority
HEFA              --Health and Education Facilities Authority
HFDC              --Health Facility Development Corporation
IDA               --Industrial Development Authority
IDB               --Industrial Development Bond
IDC               --Industrial Development Corporation
IDFA              --Industrial Development Finance Authority
INS               --Insured
LIQ               --Liquidity Agreement
LOC               --Letter of Credit
LT                --Limited Tax
PCR               --Pollution Control Revenue
PRF               --Prerefunded
PSFG              --Permanent School Fund Guarantee
Q-SBLF            --Qualified State Bond Loan Fund
TOBs              --Tender Options Bonds
UT                --Unlimited Tax
VRDNs             --Variable Rate Demand Notes





Item 2.           Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.           Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Federated Income Securities Trust

By                /S/ Richard J. Thomas
                  Richard J. Thomas, Principal Financial Officer


Date              September 14, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                /S/ J. Christopher Donahue
                  J. Christopher Donahue, Principal Executive Officer


Date              September 14, 2005


By                /S/ Richard J. Thomas
                  Richard J. Thomas, Principal Financial Officer


Date              September 14, 2005